Property and Equipment, net (Tables)	7 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment and Accumulated Depreciation
The property and equipment and accumulated depreciation balances are as follows:

	Successor	Predecessor
	December 31, 2020	December 31, 2019
Computer equipment	$307	$226
Furniture and fixtures	400	249
Office equipment	—	31
Software	102	2
Leasehold improvements	80	95
Vehicles	—	140
Less: accumulated depreciation	(26)	(594)

Property and equipment, net	$863	$149